Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Nature and amounts of the transactions entered into with related parties

During the three and nine months ended September 30, 2013 and 2012, Holdings undertook a number of transactions with the following related party entities under the common ultimate control of Mr. Graeme Hart:

•	Rank Group;

•	Autoparts Holdings, the parent of FRAM Group; and

•	Reynolds Group Holdings Limited.

	Transaction values				Balance outstanding as of
In millions	Three Months Ended September 30, 2013	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2013	Nine Months Ended September 30, 2012	September 30, 2013	December 31, 2012

Related Party Receivables
Autoparts Holdings
Recharges (credit) of services (a)	$(0.5)	$7.0	$3.1	$17.2	$0.8	$2.7
Joint services agreement (b)	1.8	0.7	4.9	2.2	5.4	0.6
Sale of goods (c)	17.2	17.9	55.6	40.2	23.0	17.3
Asset sales (c)	—	—	—	0.5	—	—
Purchase of goods (c)	(0.4)	(0.9)	(1.1)	(1.1)	(0.3)	(0.7)

					28.9	19.9

Related Party Payables
Autoparts Holdings
Purchase of goods (c)	0.3	1.0	1.0	1.7	0.7	0.7
Rank Group
Recharges for professional services (d)	—	—	—	0.1	—	—
Reynolds Group Holdings Limited
Recharges of services (e)	0.2	0.1	0.7	0.2	0.2	—

					0.9	0.7

(a)	During the three months ended September 30, 2013 and 2012 and the nine months ended September 30, 2013 and 2012, Holdings incurred total costs of $0.6 million, $8.1 million, $9.9 million and $23.8 million, respectively, related to the implementation of the cost sharing and manufacturing arrangements with FRAM Group and business optimization costs (mainly professional fees for various cost saving projects) and to accelerate the manufacture of parts for new model cars previously sourced from external vendors. The recharge of services is based on the level of services provided or specific costs. The recharges of services in the table are for FRAM Group’s share of these costs. The amounts are to be repaid in the normal course of business.
(b)	On July 29, 2011, UCI International, Inc. entered into a Joint Services Agreement (“JSA”) with Autoparts Holdings. Under the agreement, UCI International, Inc. and Autoparts Holdings each agreed to purchase certain administrative services from the other party. The agreement had an initial term of one year that was automatically renewed on July 29, 2013 and 2012 for additional one year periods. The agreement may be terminated without cause by either party upon 120 days’ advance written notice to the other party. The agreement may also be terminated for breach or termination of affiliation. The agreement contains representations, warranties and indemnity obligations customary for agreements of this type. The costs billed out under the JSA are based upon the level of services provided. These amounts are to be repaid in the normal course of business.
(c)	As a result of Holdings’ cost sharing and manufacturing arrangements with FRAM Group, certain FRAM Group production was relocated to UCI International filtration manufacturing locations. UCI International and FRAM Group continue to maintain their own customer relationships and continue to supply their existing customers. Where FRAM Group production has been relocated to UCI International filtration manufacturing locations, UCI International manufactures and supplies products to FRAM Group in order to meet its customers’ orders. Product purchase orders are entered into by UCI International and FRAM Group on an arm’s-length basis to document the terms of the sale of products between the two related businesses. The related party sale of goods in the table above are included in net sales on the consolidated statement of comprehensive income (loss) and include a transfer-price markup of approximately 10%.

Champion purchased certain materials and component parts from FRAM Group in order to manufacture products for FRAM Group.

As of September 30, 2013, Holdings had a net receivable from FRAM Group related to ongoing operations with FRAM Group for activity during the nine months ended September 30, 2013. These amounts are repaid in the normal course of business.

(d)	Rank Group incurred on behalf of Holdings third party professional fees and expenses, which were then charged to Holdings. These amounts have been repaid in the normal course of business.
(e)	A subsidiary of Reynolds Group Holdings Limited billed UCI International, Inc. for rent and facility services costs. These amounts are repaid in the normal course of business.